Material Partly-Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Statements [Line Items]
Subsidiaries of the Company

The subsidiaries of the Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2019	2018
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	45.84%	30.56%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (iii)	100.00%	100.00%
YASHIN Energy Corporation Limited ("YASHIN") (iii)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING") (iii)	100.00%	100.00%

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

The directors have concluded that the Company controls SFO, even though it holds less than half of the voting rights of this subsidiary. This is because the Company is the largest shareholder with a 50.93% equity interest in Charoong Thai, which held a 90% and 60% equity interest of SFO as of December 31. 2019 and 2018, respectively.

On October 30, 2019, Charoong Thai acquired additional 30% interest in SFO for a total consideration of THB 9 million, thereby increasing the Company’s interest in SFO from 30.56% to 45.84%. The Company recorded the effect of change in shareholding of the subsidiaries, amounting to $40 under the caption of “Additional paid-in capital” in the consolidated statement of change in equity.

(iii)

On June 19, 2018, APWC’s Board of Directors approved to set up APNEC as the Company’s subsidiary with 100% held. APNEC registered its incorporation on October 26, 2018 with TWD 500 million registered capital and a paid-up capital of TWD 4 million.

Subsidiaries with material non-controlling interests [Member]
Statements [Line Items]
Subsidiaries of the Company

Proportion of equity interest held by NCI:

	Country of incorporation	As of December 31,
Name	and operation	2019	2018
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

Summarized Financial Information of Subsidiaries

6(b)Summarized financial information about the subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized income statements	CTW consolidated
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Revenue	172,385	213,424	207,529
Profit before tax	4,352	11,736	12,985
Income tax expense	(1,235)	(2,150)	(2,727)
Profit for the year	3,117	9,586	10,258
Other comprehensive income	9,194	3,965	10,182
Total comprehensive income	12,311	13,551	20,440
Profit attributable to non-controlling interests	1,378	4,509	4,896
Dividends paid to non-controlling interests	2,763	2,181	1,943

Summarized income statements	SYE
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Revenue	20,743	33,790	33,533
Loss before tax	(2,272)	(837)	(161,011)
Income tax expense	—	—	—
Loss for the year	(2,272)	(837)	(161,011)
Other comprehensive income/(loss)	(46)	(255)	345
Total comprehensive loss	(2,318)	(1,092)	(160,666)
Loss attributable to non-controlling interests	(710)	(262)	(15)
Dividends paid to non-controlling interests	—	—	—
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2019	2018	2019	2018
	US$’000	US$’000	US$’000	US$’000
Current assets	127,539	141,761	9,038	11,293
Non-current assets	49,009	42,691	1,385	1,881
Current liabilities	(15,350)	(33,715)	(8,239)	(8,671)
Non-current liabilities	(11,358)	(8,161)	—	—
Total equity	149,840	142,576	2,184	4,503

Equity attributable to:
Equity holders of the parent	76,216	73,621	1,502	3,096
Non-controlling interests	73,624	68,955	682	1,407

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Operating	10,776	38,784	(24,018)
Investing	2,319	(9,137)	6,589
Financing	(20,260)	(12,585)	12,836
Effect of changes in exchange rate on cash	2,376	(102)	1,678
Net (decrease) increase in cash and cash equivalents	(4,789)	16,960	(2,915)

Summarized cash flow information	SYE
	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Operating	5,135	3,648	833
Investing	(165)	(277)	(252)
Financing	(1,847)	(4,005)	(563)
Effect of changes in exchange rate on cash	(28)	(34)	65
Net increase (decrease) in cash and cash equivalents	3,095	(668)	83